Alternative Credit Income Fund	Consolidated Schedule of Investments

December 31, 2025 (Unaudited)

	Coupon	Reference Rate & Spread	Maturity	Principal	Value
BANK LOANS (67.16%)(a)(n) Communication Services (3.11%)
Next Flight Ventures, Delayed Draw Term Loan(b)(c)(d)	14.02%	3M SOFR + 10.00%	12/26/2026	$1,105,829	$1,067,594
Next Flight Ventures, First Lien Term Loan(b)(d)	13.95%	13.95% PIK	12/26/2026	4,911,188	4,764,835
					5,832,429
Consumer Discretionary (4.62%)
Arrow Purchaser, Inc., First Lien Initial Term Loan(b)	10.42%	3M SOFR + 6.75%, 1.00% Floor	04/15/2026	1,958,333	1,956,767
Lucky Bucks Holdings LLC, Subordinated Note(b)(e)	–%	3M SOFR + 4.75%, 0.75% Floor	05/29/2028	10,013,460	1,938,606
Needle Holdings LLC, First Lien Term Loan(b)(e)	–%	1M SOFR + 9.50%	06/22/2027	171,384	–
PMP OPCO, LLC, Delayed Draw Term Loan(b)(c)(f)	12.28%	1M SOFR + 8.50%, 2.00% Floor	05/31/2029	383,660	349,281
PMP OPCO, LLC, First Lien Term Loan(b)(f)	12.70%	1M SOFR + 8.50%, 2.00% Floor	05/31/2029	1,120,078	1,043,129
PMP OPCO, LLC, Revolver(b)(c)(f)	–%	1M SOFR + 8.50%, 2.00% Floor	05/31/2029	–	(9,661)
Riddell Inc., First Lien Term Loan(b)(f)	9.74%	1M SOFR + 6.00%, 1.00% Floor	03/29/2029	3,384,124	3,384,123
					8,662,245
Consumer Staples (6.85%)
BrightPet, First Lien Term Loan(b)(d)	10.99%	3M SOFR + 4.00%, 3.00% PIK, 1.00% Floor	01/04/2028	1,920,851	1,685,547
BrightPet, Revolver(b)(d)	11.00%	3M SOFR + 4.00%, 3.00% PIK, 1.00% Floor	01/04/2028	522,777	458,737
Florida Food Products, LLC, Second Lien Term Loan C(b)(d)	9.05%	3M SOFR + 3.00%, 2.00% PIK	10/15/2030	890,217	578,641
Florida Food Products, LLC, Third Lien Term Loan(b)(d)	12.49%	8.00% PIK	04/15/2031	4,761,956	3,214,321
Middle West Spirits Holdings, LLC, First Lien Term Loan(b)	10.11%	3M SOFR + 6.25%	04/23/2030	1,871,528	1,835,033
Middle West Spirits Holdings, LLC, Revolver(b)(c)	–%	3M SOFR + 6.25%	04/23/2030	–	(10,834)
Phillips Feed Service, Inc., First Lien Term Loan(b)	10.82%	1M SOFR + 7.00%	12/31/2026	5,250,000	5,079,375
					12,840,820
Financials (13.72%)
BetaNXT, Inc., First Lien Term Loan(b)	9.42%	3M SOFR + 5.75%	07/01/2029	2,026,796	1,966,843
Cor Leonis Limited, Revolver(b)(c)	10.92%	3M SOFR + 7.25%, 1.50% Floor	05/15/2028	2,807,863	2,807,863
DeltaDx Limited, LP - Barri/Dolex(b)(d)	15.00%	15.00% PIK	06/14/2028	412,124	410,064
Hunter Point Capital Structured Notes Issuer, LLC, Subordinated Delayed Draw Notes(b)(c)	–%	N/A	07/15/2052	4,056,505	6,072,993
Money Transfer Acquisition Inc., First Lien Term Loan(b)	12.07%	1M SOFR + 8.25%, 1.00% Floor	12/14/2027	5,851,039	5,821,784
PMA Parent Holdings LLC, First Lien Term Loan(b)	8.42%	3M SOFR + 4.75%, 0.75% Floor	01/31/2031	2,742,918	2,717,409
PMA Parent Holdings LLC, Revolver(b)(c)	–%	3M SOFR + 4.75%, 0.75% Floor	01/31/2031	–	(2,326)
PocketWatch, Inc., First Lien Term Loan(b)	14.99%	N/A	07/15/2027	1,428,351	1,428,351
SouthStreet Securities Holdings, Inc., First Lien Term Loan(b)	9.00%	N/A	09/20/2027	2,700,000	2,484,000
TA/WEG HOLDINGS, LLC, Delayed Draw Term Loan(b)	8.49%	3M SOFR + 4.50%, 5.50% Floor	10/02/2028	1,994,893	1,994,893
TA/WEG HOLDINGS, LLC, Revolver(b)(c)	10.75%	3M SOFR + 4.50%, 5.50% Floor	10/02/2028	–	–
					25,701,874
Health Care (10.61%)
American Academy Holdings, LLC, Delayed Draw Term Loan(b)(d)	13.58%	3M SOFR + 4.50%, 5.25% PIK, 1.00% Floor	06/30/2027	420,204	444,912
American Academy Holdings, LLC, First Lien Term Loan(b)(d)	13.58%	3M SOFR + 4.50%, 5.25% PIK, 1.00% Floor	06/30/2027	2,117,829	2,242,358
American Academy Holdings, LLC, Second Lien Term Loan(b)(d)	14.50%	14.50% PIK	03/01/2028	4,888,061	4,814,740
PhyNet Dermatology LLC, First Lien Term Loan(b)	10.38%	3M SOFR + 6.50%, 1.00% Floor	10/20/2029	2,046,977	2,000,919
Upstream Newco, Inc., Amended Second Lien Term Loan(b)(d)	12.70%	3M SOFR + 9.00% PIK	05/20/2030	2,312,583	2,312,583
Upstream Rehabilitation, Inc., Second Lien Term Loan(b)(d)	12.44%	3M SOFR + 8.50%	05/20/2030	7,500,000	4,687,500
VBC Spine Opco LLC (DxTX Pain and Spine LLC), Delayed Draw Term Loan(b)	10.43%	1M SOFR + 6.50%, 2.00% Floor	06/14/2028	1,088,588	1,088,588
VBC Spine Opco LLC (DxTX Pain and Spine LLC), First Lien Term Loan(b)	10.52%	1M SOFR + 6.50%, 2.00% Floor	06/14/2028	1,875,122	1,875,122
VBC Spine Opco LLC (DxTX Pain and Spine LLC), Revolver(b)	10.46%	1M SOFR + 6.50%, 2.00% Floor	06/14/2028	403,226	403,226
					19,869,948

Alternative Credit Income Fund	Consolidated Schedule of Investments

December 31, 2025 (Unaudited)

	Coupon	Reference Rate & Spread	Maturity	Principal	Value
BANK LOANS (67.16%)(a)(n) Industrials (8.12%)
Accordion Partners LLC, Delayed Draw Term Loan(b)	8.70%	3M SOFR + 5.00%, 0.75% Floor	11/17/2031	$335,195	$333,787
Accordion Partners LLC, First Lien Term Loan(b)	8.70%	3M SOFR + 5.00%, 0.75% Floor	11/17/2031	1,664,805	1,664,805
Accordion Partners LLC, Revolver(b)(c)	–%	3M SOFR + 5.00%, 0.75% Floor	11/17/2031	–	–
Epic Staffing Group, First Lien Term Loan(b)	9.73%	3M SOFR + 6.00%, 0.50% Floor	06/28/2029	1,934,185	1,648,893
Marvel APS, (Autorola Group Holding A/S), Delayed Draw Term Loan(b)(d)(g)	10.00%	10.00% PIK	12/21/2027	3,719,051	5,020,972
Material Handling Systems, Inc., First Lien Term Loan(b)	9.36%	3M SOFR + 5.50%, 0.50% Floor	06/08/2029	1,867,956	1,215,339
Newbury Franklin Industrials, LLC, Delayed Draw Term Loan(b)(c)	10.97%	6M SOFR + 7.00%, 2.00% Floor	12/11/2029	452,813	442,716
Newbury Franklin Industrials, LLC, First Lien Term Loan(b)	10.86%	3M SOFR + 7.00%, 2.00% Floor	12/11/2029	3,973,026	3,905,485
VORTEX OPCO, LLC, First Lien Term Loan (First Out)(b)	9.92%	3M SOFR + 6.25%, 0.50% Floor	04/30/2030	720,000	730,800
VORTEX OPCO, LLC, First Lien Term Loan (Second Out)(b)(e)	–%	3M SOFR + 4.25%, 0.50% Floor	12/15/2028	1,575,926	230,085
					15,192,882
Information Technology (20.13%)
Accurate Background, LLC, First Lien Term Loan(b)	19.86%	3M SOFR + 6.00%, 1.00% Floor	03/26/2029	4,321,809	4,321,808
Ancile Solutions, Inc., First Lien Term Loan(b)	13.97%	3M SOFR + 10.00%, 1.00% Floor	06/11/2026	3,279,735	3,279,735
Colonnade Intermediate, LLC, Delayed Draw Term Loan(b)(e)	–%	1M SOFR + 7.00%, 1.00% Floor	09/30/2026	1,698,897	1,180,564
Colonnade Intermediate, LLC, First Lien Term Loan(b)(e)	–%	1M SOFR + 7.00%, 1.00% Floor	09/30/2026	1,777,572	1,235,235
DCert Buyer, Inc. First Amendment Term Loan Refinancing, Second Lien Term Loan(b)	10.72%	1M SOFR + 7.00%	02/16/2029	3,600,000	3,258,018
Diamanti, Inc., Subordinated Note(b)(d)	17.50%	17.50% PIK	04/01/2026	4,829,279	5,122,416
Dun & Bradstreet Holdings, Inc., First Lien Term Loan(b)	9.23%	1M SOFR + 5.50%, 0.75% Floor	08/26/2032	1,696,690	1,680,232
Dun & Bradstreet Holdings, Inc., Revolver(b)(c)	–%	1M SOFR + 5.50%, 0.75% Floor	08/26/2032	–	(1,629)
Ivanti Security Holdings LLC, NewCo First Lien Term Loan(b)	9.64%	3M SOFR + 5.75%, 2.00% Floor	06/01/2029	295,320	305,596
Ivanti Software, Inc., Second Lien Initial Term Loan(b)	11.40%	3M SOFR + 7.25%, 1.00% Floor	06/01/2029	4,040,000	1,688,720
Kofax, Inc., Second Lien Term Loan(b)	11.59%	3M SOFR + 7.75%, 0.50% Floor	07/20/2030	4,000,000	3,580,000
Metrc Inc., Delayed Draw Term Loan(b)(c)	–%	3M SOFR + 5.50%, 1.00% Floor	09/30/2031	–	44
Metrc Inc., First Lien Term Loan(b)	9.17%	3M SOFR + 5.50%, 1.00% Floor	09/30/2031	294,975	281,082
Metrc Inc., Revolver(b)(c)	–%	3M SOFR + 5.50%, 1.00% Floor	09/30/2031	–	(7,301)
Phoenix Finance, Inc., First Lien Term Loan(b)	12.67%	12.67% PIK, 1.00% Floor	08/14/2028	916,755	895,212
Phoenix Finance, Inc., Second Lien Term Loan(b)	11.32%	11.32% PIK, 1.00% Floor	08/14/2028	1,637,269	1,502,031
Precisely Software Incorporated, Second Lien Term Loan(b)	11.35%	3M SOFR + 7.25%, 0.75% Floor	04/23/2029	3,000,000	2,840,625
Spectrio, Delayed Draw Term Loan(b)(d)	9.82%	3M SOFR + 6.00%, 1.00% Floor	12/09/2026	1,180,667	1,008,054
Spectrio, First Lien Term Loan(b)(d)	9.82%	3M SOFR + 6.00%, 1.00% Floor	12/09/2026	2,830,556	2,416,729
VTX Intermediate Holdings, Inc., First Lien Term Loan(b)(d)	10.98%	1M SOFR + 6.00%, 1.00% PIK, 2.00% Floor	12/12/2029	1,156,218	1,141,765
VTX Intermediate Holdings, Inc., Second Lien Term Loan(b)(d)	12.50%	12.50% PIK	12/12/2030	2,050,757	1,994,361
					37,723,297
TOTAL BANK LOANS
(Cost $139,166,239)					125,823,495

CORPORATE BONDS (2.12%)(a)
Communications (1.05%)
Spanish Broadcasting System, Inc.(h)	9.75%	9.75%	03/01/2026	3,000,000	1,987,500
Consumer Discretionary (–%)
Monitronics - Escrow(b)	–%	N/A	12/31/2049	2,650,000	–
Financials (1.04%)
EJF CRT 2024-R1 LLC, Class R1(b)	11.52%	1M CMTR + 7.75%, 7.75% Floor	12/17/2055	1,941,803	1,941,803
Industrials (0.03%)
VORTEX OPCO, LLC(e)(h)	–%	8.00%	04/30/2030	3,135,000	47,025
TOTAL CORPORATE BONDS
(Cost $6,151,783)					3,976,328

Alternative Credit Income Fund	Consolidated Schedule of Investments

December 31, 2025 (Unaudited)

	Coupon	Reference Rate & Spread	Maturity	Principal/Shares	Value
ASSET-BACKED SECURITIES (3.79%)(a) Financials (3.79%)
Canyon Capital CLO 2014-1, Ltd., Class ER(e)(h)	–%	3M SOFR + 7.70%	01/30/2031	$1,000,000	$523,739
JMP Credit Advisors CLO IV, Ltd.(b)(e)	–%	N/A	07/17/2029	4,836,540	22,248
JMP Credit Advisors CLO V, Ltd.(b)(e)	–%	N/A	07/17/2030	4,486,426	286,234
Mount Logan Funding 2018-1 LP(b)(f)(h)	22.14%	N/A	01/22/2033	7,798,575	4,868,650
Octagon Investment Partners 36, Ltd., Class F(h)	11.92%	3M SOFR + 7.75%	04/15/2031	1,000,000	605,452
Saranac CLO VII, Ltd., Class ER(e)(h)	–%	3M SOFR + 6.72%	11/20/2029	508,648	60,695
Tralee CLO II, Ltd., Class ER, Class ER(h)	12.00%	3M SOFR + 7.85%	07/20/2029	1,000,000	736,843
Tralee CLO II, Ltd., Class FR, Class FR(e)(h)	–%	3M SOFR + 8.85%	07/20/2029	1,000,000	139
					7,104,000
TOTAL ASSET-BACKED SECURITIES
(Cost $13,076,746)					7,104,000

EQUIPMENT FINANCING (0.39%)(a)
Financials (0.39%)
White Oak Equipment Finance 1, LLC(b)(i)	10.75%	N/A	01/01/2027	721,431	721,431
TOTAL EQUIPMENT FINANCING
(Cost $721,431)					721,431

PREFERRED STOCK (3.10%)(a)
Communication Services (1.60%)
Invisible Narratives, LLC, Preferred(b)(j)				8,733,625	3,000,000
Consumer Discretionary (0.80%)
EBSC Holdings LLC (Riddell, Inc.), Preferred(b)(d)(f)	10.00% PIK	N/A		1,188,765	1,337,361
Princeton Medspa Partners, LLC, Preferred(b)(d)(f)(i)	12.50% PIK	N/A		300,743	169,039
					1,506,400
Consumer Staples (0.29%)
Middle West Spirits Holdings, LLC, Preferred(b)(d)	10.00% PIK	N/A		467,768	536,764
Health Care (0.10%)
American Academy Holdings. Inc., Preferred Units(b)(d)(i)	18.00%	N/A		90,970	178,540
Industrials (0.31%)
GreenPark Infrastructure, LLC Series A(b)(f)(i)(j)				400	200,000
Phoenix Aviation Capital LLC, Preferred(b)(d)	7.00% PIK	N/A		454,729	400,752
					600,752
TOTAL PREFERRED STOCK
(Cost $5,523,092)					5,822,456

COMMON EQUITY (9.00%)(a)

	Shares	Value
Communication Services (0.07%)
Next Flight Ventures(b)(j)	88	98,109
NFV Co-Pilot, Inc.(b)(j)	441	32,149
		130,258
Consumer Discretionary (0.57%)
CEC Entertainment, Inc.(j)	79,564	1,074,114
JoAnn Inc.(b)(j)	1,570,371	–
		1,074,114
Consumer Staples (2.73%)
Cooper OH Originations, LLC SPV(b)(i)(j)	40,000	5,076,800
Middle West Spirits Holdings, LLC, Common Stock(b)(j)	46	29,185
		5,105,985
Diversified (1.66%)
BCP Investment Corporation(f)	31,482	372,432
CION Investment Corp.	120,800	1,168,136
Franklin BSP Capital Corp.(b)	60,385	825,949
WhiteHorse Finance, Inc.	107,328	745,930
		3,112,447
Financials (0.70%)
AIP Capital, LLC(b)(f)(i)(j)	30	12,368

Alternative Credit Income Fund	Consolidated Schedule of Investments

December 31, 2025 (Unaudited)

	Shares	Value
Financials (0.70%) (continued)
Aperture Dodge 18 LLC(b)(j)	2,065,240	$1,293,911
		1,306,279
Health Care (0.26%)
American Academy Holdings. Inc., Common Units(b)(i)(j)	0.05	285,626
DxTx Pain and Spine LLC, Common Units(b)(i)(j)	98,854	195,467
		481,093
Industrials (0.51%)
GreenPark Infrastructure, LLC Series M-1(b)(f)(i)(j)	2,565	878,444
Incora Top Holdco LLC(b)(j)	5,350	–
Phoenix Aviation Capital LLC, Common Stock(b)(i)(j)	1	85,998
		964,442
Information Technology (0.59%)
BGPT Maverick, L.P.(b)(j)	1,000,000	1,090,000
VTX Holdings, LLC(b)(j)	932,474	6,747
		1,096,747
Real Estate (1.91%)
Copper Property CTL Pass Through Trust(i)	319,520	3,594,600
Rebound Investment LP(b)(c)	–	–
		3,594,600
TOTAL COMMON EQUITY
(Cost $21,721,010)		16,865,965

WARRANTS (0.26%)(a)
Consumer Discretionary (0.01%)
CEC Entertainment, Inc., Warrants	237,941	13,087
Diamanti, Inc., Class A(b)	146,413	–
		13,087
Financials (0.25%)
SouthStreet Securities Holdings, Inc., Warrants(b)	3,400	463,828
Information Technology (0.00%)
Princeton Medspa Partners, LLC, Warrants(b)(f)(i)	0.01	3,983
TOTAL WARRANTS
(Cost $390,456)		480,898

Value
PRIVATE INVESTMENT FUNDS (16.77%)(a)
BlackRock Global Credit Opportunities Fund, LP(c)(k)(l)	6,429,972
CVC European Mid-Market Solutions Fund(c)(k)(l)	1,128,696
EJF Financial Debt Strategies Fund LP(l)	810,378
GSO Credit Alpha Fund II LP(c)(k)(l)	1,035,968
Monroe Capital Private Credit Fund III LP(c)(k)(l)	3,716,460
Pelham S2K SBIC II, L.P.(c)(k)(l)	518,596
Tree Line Credit Strategies LP(k)(l)	17,777,838
31,417,908
TOTAL PRIVATE INVESTMENT FUNDS
(Cost $35,672,624)	31,417,908

	Shares	Value
INTERVAL FUND (2.27%)(a)
Diversified (2.27%)
Opportunistic Credit Interval Fund(f)	362,837	4,252,446
TOTAL INTERVAL FUND
(Cost $4,368,554)		4,252,446

Alternative Credit Income Fund	Consolidated Schedule of Investments

December 31, 2025 (Unaudited)

	Shares	Value
JOINT VENTURE (0.18%)(a)
Joint Venture (0.18%)
Series B - Great Lakes Funding II LLC(c)(f)(j)(l)(m)	362,064	$340,729
TOTAL JOINT VENTURE
(Cost $362,064)		340,729

	Number of
	Contracts	Value
DERIVATIVES (–%)(a)
Consumer Discretionary (–%)
Princeton Medspa Partners, LLC, Put Option(b)(f)(i)	250,000	–
TOTAL DERIVATIVES
(Cost $–)		–

INVESTMENTS, AT VALUE (105.04%)
(COST $227,153,999)		$196,805,656
LIABILITIES IN EXCESS OF OTHER ASSETS (-5.04%)		(9,449,818)
NET ASSETS - (100.00%)		$187,355,838

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

PIK - Payment in-Kind

Reference Rates:

1M SOFR - 1 Month US SOFR as of December 31, 2025 was 3.69%

3M SOFR - 3 Month US SOFR as of December 31, 2025 was 3.65%

6M SOFR - 6 Month US SOFR as of December 31, 2025 was 3.57%

1M CMTR - 1 Month Constant Maturity Treasury Rate was 3.69%

(a)	These investments are pledged to secure the Fund’s debt obligations.
(b)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.
(c)	All or a portion of this commitment was unfunded as of December 31, 2025.
(d)	Payment in kind security which may pay interest in additional par.
(e)	Non-accrual investment. Beginning during the quarter ended December 31, 2025, the Company recognized interest income to the extent that it is received in cash on its loans to Colonnade Intermediate, LLC (cash basis income recognition).
(f)	Affiliate company.
(g)	Principal balance denominated in euros.
(h)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025, the aggregate market value of those securities was $8,830,043, representing 4.71% of net assets.
(i)	Investment is held through ACIF Master Blocker, LLC, wholly-owned subsidiary.
(j)	Non-income producing security.
(k)	Investment is held through CIF Investments LLC, a wholly-owned subsidiary.
(l)	Restricted security.
(m)	During the three-month period ended December 31, 2025, the Fund invested $27,429 in Series B – Great Lakes Funding II LLC units, received a return of capital distribution of $-, and reported change in unrealized depreciation of $5,395. Additionally, Series B – Great Lakes Funding II LLC declared distributions of $6,284 during the three-month period ended period ended December 31, 2025.
(n)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Securities determined to be restricted under the procedures approved by the Fund's Board of Trustees are as follows.

Date(s) of Purchases	Security	Cost	Value	% of Net Assets
03/31/2018 - 06/30/2025	BlackRock Global Credit Opportunities Fund, LP	$9,158,434	$6,429,972	3.43%
09/30/2017 - 09/30/2021	CVC European Mid-Market Solutions Fund	2,911,406	1,128,696	0.60%
06/30/2024 - 09/30/2024	EJF Financial Debt Strategies Fund LP	750,000	810,378	0.43%
06/30/2018 - 03/31/2021	GSO Credit Alpha Fund II LP	–	1,035,968	0.56%
09/30/2018 - 12/31/2020	Monroe Capital Private Credit Fund III LP	3,340,113	3,716,460	1.98%

Alternative Credit Income Fund	Consolidated Schedule of Investments

December 31, 2025 (Unaudited)

Date(s) of Purchases		Cost	Value	% of Net Assets
11/14/2022 - 06/30/2025	Pelham S2K SBIC II, L.P.	$512,671	$518,596	0.28%
08/05/2022 - 12/31/2025	Series B - Great Lakes Funding II LLC	362,064	340,729	0.18%
12/31/2017 - 06/30/2025	Tree Line Credit Strategies LP	19,000,000	17,777,838	9.49%
	Total	$36,034,688	$31,758,637	16.95%

Additional information on investments in private investment funds and unfunded commitments:

Security	Value	Redemption Frequency	Redemption Notice(Days)	Unfunded Commitments as of December 31, 2025
BlackRock Global Credit Opportunities Fund, LP(a)	$6,429,972	N/A	N/A	$3,259,801
CVC European Mid-Market Solutions Fund	1,128,696	N/A	N/A	206,342
EJF Financial Debt Strategies Fund LP	810,378	N/A	N/A	–
GSO Credit Alpha Fund II LP(a)	1,035,968	N/A	N/A	7,382,124
Monroe Capital Private Credit Fund III LP	3,716,460	N/A	N/A	1,498,740
Pelham S2K SBIC II, L.P.	518,596	N/A	N/A	1,487,329
Series B - Great Lakes Funding II LLC	340,729	N/A	N/A	114,392
Tree Line Credit Strategies LP	17,777,838	Quarterly	90	–
Total	$31,758,637			$13,948,728

Unfunded Commitments:

Security	Value	Maturity	Unfunded Commitments as of December 31, 2025
Accordion Partners LLC, Revolver	$–	11/17/2031	$196,285
Cor Leonis Limited, Revolver	2,807,863	05/15/2028	289,264
Dun & Bradstreet Holdings, Inc., Revolver	(1,629)	08/26/2032	169,669
Hunter Point Capital Structured Notes Issuer, LLC, Subordinated Delayed Draw Notes	6,072,993	07/15/2052	1,638,201
Metrc Inc., Delayed Draw Term Loan	44	09/30/2031	49,286
Metrc Inc., Revolver	(7,301)	09/30/2031	155,000
Middle West Spirits Holdings, LLC, Revolver	(10,834)	04/23/2030	555,556
Newbury Franklin Industrials, LLC, Delayed Draw Term Loan	442,716	12/11/2029	532,895
Next Flight Ventures, Delayed Draw Term Loan	1,067,594	12/26/2026	266,700
PMA Parent Holdings LLC, Revolver	(2,326)	01/31/2031	250,075
PMP OPCO, LLC, Delayed Draw Term Loan	349,281	05/31/2029	136,652
PMP OPCO, LLC, Revolver	(9,661)	05/31/2029	140,625
Rebound Investment LP	–	N/A	1,000,000
TA/WEG HOLDINGS, LLC, Revolver	–	10/02/2028	75,248
Total	$10,708,740		$5,455,456
Total Unfunded Commitments			$19,404,184